Inventories	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following at June 30, 2013 and December 31, 2012, respectively (in thousands):

	June 30,	December 31,
	2013	2012
Finished goods	$31,757	$37,823
Work-in-process	2,592	3,809
Raw materials	30,254	26,363
	$64,603	$67,995